Commitments and contingencies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 10 - Commitments and contingencies

We are subject to various legal proceedings, investigations, government inquiries and claims pending against us or our subsidiaries, including, but not limited to, those relating to regulatory, commercial, employment and employee benefits. We record accruals for certain of our outstanding legal proceedings, investigations and claims when we believe it is probable a liability will be incurred and the amount of loss can be reasonably estimated. On a quarterly basis, we evaluate developments in legal proceedings, investigations and claims that could affect the amount of any accrual, as well as any developments that would make a loss both probable and reasonably estimable.

We record self-insurance accruals based on estimates of the aggregate liability of claim costs (including defense costs) in excess of our insurance coverage. The majority of these claims are legal claims and our liability estimate is primarily related to the cost to defend these claims. We do not accrue for settlements, judgments, monetary fines or penalties until such amounts are probable and estimable. If the range of possible loss is broad, and no amount within the range is more likely than any other, the liability accrual is based on the low end of the range.

When a loss contingency is not believed to be both probable and estimable, we do not establish an accrued liability. However, if the loss (or an additional loss in excess of the accrual) is believed to be at least a reasonable possibility and material, then we disclose an estimate of the possible loss or range of loss, if such estimate can be made, or disclose an estimate cannot be made.

The legal proceedings, investigations, government inquiries and claims pending against us or our subsidiaries include, among others, multi-district litigation, class action lawsuits, antitrust allegations, qui tam lawsuits (“whistleblower” actions) and various governmental inquiries and informational subpoenas.

The assessment of whether a loss is probable and reasonably estimable involves a series of complex judgments about future events. We are often unable to estimate a range of loss due to significant uncertainties, particularly where (i) the damages sought are unspecified or indeterminate; (ii) the proceedings are in the early stages; (iii) the matters involve novel or unsettled legal theories or a large number of parties; (iv) class action status may be sought and certified; (v) it is questionable whether asserted claims or allegations will survive dispositive motion practice; (vi) the impact of discovery on the legal process is unknown; (vii) the settlement posture of the parties has not been determined and/or (viii) in the case of certain government agency investigations, whether a sealed qui tam lawsuit has been filed and whether the government agency makes a decision to intervene in the lawsuit following investigation. Accordingly, for many proceedings, we are currently unable to estimate the loss or a range of possible loss.

For a limited number of proceedings, we may be able to reasonably estimate the possible range of loss in excess of any accruals. However, we believe such proceedings, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on our cash flow or financial condition. We also believe any amount that could be reasonably estimated in excess of accruals, if any, for such proceedings is not material. However, an unexpected adverse resolution of one or more of such proceedings could have a material adverse effect on our results of operations in a particular quarter or fiscal year. For purposes of this Note 10, the “Company” refers to Express Scripts Holding Company and its subsidiaries if named as defendants or identified as the subjects in the matters discussed below.

We cannot predict the timing or outcome of the matters described below:

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Jerry Beeman, et al. v. Caremark, et al. Plaintiffs allege that the Company and the other defendants failed to comply with statutory obligations to provide California clients with the results of a bi-annual survey of retail drug prices. On November 14, 2016, the district court denied plaintiffs’ motion for class certification, holding that the proposed class representatives and counsel were inadequate to represent a class. Plaintiffs’ request to substitute the proposed class representatives was denied on June 9, 2017. On October 6, 2017, defendants moved for sanctions against plaintiffs for destroying evidence and requested the case be dismissed with prejudice.

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Brady Enterprises, Inc., et al. v. Medco Health Solutions, Inc., and North Jackson Pharmacy, Inc., et al. v. Express Scripts, Inc., et al. Plaintiffs assert claims for violation of the Sherman Antitrust Act. The court has entered an order denying class certification in the Brady case and decertifying the class against the Company in the North Jackson case. The Brady plaintiffs have filed a motion requesting reconsideration of the court’s denial of class certification.

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Anthem, Inc. v. Express Scripts, Inc. Anthem, Inc. (for purposes of this Note 10, “Anthem”) filed this lawsuit alleging various breach of contract claims against the Company relating to the parties’ rights and obligations under the periodic pricing review section of the pharmacy benefit management agreement between the parties, including allegations that the Company failed to negotiate new pricing concessions in good faith, as well as various alleged service issues. Anthem requests the court enter declaratory judgment that the Company is required to provide Anthem competitive benchmark pricing, that Anthem can terminate the agreement, and that the Company is required to provide Anthem with post-termination services at competitive benchmark pricing for one year following any termination by Anthem. Anthem claims it is entitled to $13.0 billion in additional pricing concessions over the remaining term of the agreement as well as $1.8 billion for one year following any contract termination by Anthem, and $150.0 million in damages for service issues (for purposes of this Note 10, “Anthem’s Allegations”). On April 19, 2016, in response to Anthem’s complaint, the Company filed its answer denying Anthem’s Allegations in their entirety and asserting affirmative defenses and counterclaims against Anthem. The court subsequently granted Anthem’s motion to dismiss two of six counts of the Company’s amended counterclaims.

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In re Express Scripts Holdings Company Securities Litigation. Plaintiff filed this putative securities class action complaint on behalf of all persons or entities that purchased or otherwise acquired the Company’s publicly traded common stock between February 24, 2015 and March 21, 2016 and alleges the Company and named individuals violated Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 by carrying out a scheme to defraud the investing public. Plaintiff seeks compensatory damages in favor of plaintiff and other class members, attorneys’ fees and costs, and equitable relief. Plaintiff adopts many of Anthem’s Allegations in support of their claim. On August 1, 2017, the court granted the Company’s motion to dismiss the complaint in its entirety. On August 30, 2017, Plaintiff filed an amended complaint alleging similar claims.

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M. Scott Brewer, et al., in their capacities as Trustees for the Carpenters Pension Fund of West Virginia, derivatively on behalf of Express Scripts Holding Company v. Maura C. Breen, et al. Plaintiffs filed this stockholder derivative lawsuit alleging certain current and former officers and directors of the Company breached fiduciary duties and were unjustly enriched and also asserting a claim for corporate waste. Plaintiffs adopt many of Anthem’s Allegations in support of their claim. Plaintiffs seek damages on behalf of the Company from the individual defendants, an accounting by the individual defendants for all damages, profits, special benefits and unjust enrichment and imposition of a constructive trust, judgment directing the Company to take all necessary actions to reform and improve its corporate governance and internal control procedures, punitive damages, and an award of attorneys’ fees and costs.

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Randy Green v. George Paz, et al. Plaintiff alleges certain current and former officers and directors of the Company breached fiduciary duties and were unjustly enriched. Plaintiff adopts many of Anthem’s Allegations in support of his claims that individual defendants breached fiduciary duties of loyalty, good faith, fair dealing, and candor, which caused the Company to issue false and misleading statements regarding the Company’s relationship with Anthem, and for contribution to and indemnification of the Company in connection with all claims that have been, are, or may in the future be asserted against the Company because of the individual defendants’ wrongdoing. On June 12, 2017, the court stayed this action until resolution of the Carpenters derivative action, described above, in the United States District Court for the Southern District of New York.

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Abraham Neufeld, derivatively on behalf of nominal defendant Express Scripts Holding Company v. George Paz, et al.; Robert Jessup, derivatively on behalf of Express Scripts Holding Company v. Timothy Wentworth, et al.; and Richard Weisglas, derivatively on behalf of Express Scripts Holding Company v. Express Scripts Holding Company, George Paz, et al. These cases were consolidated on December 21, 2016, and on April 13, 2017 plaintiffs filed a consolidated amended complaint. Plaintiffs’ consolidated amended complaint alleges certain current and former officers and directors of the Company breached fiduciary duties and were unjustly enriched, and that certain defendants engaged in “insider selling.” Plaintiffs adopt many of Anthem’s Allegations in support of their claims that the individual defendants breached fiduciary duties of loyalty, good faith, candor, and due care, which caused the Company to issue false and misleading statements regarding the Company’s relationship with Anthem. Plaintiffs seek damages on behalf of the Company from the individual defendants, equitable relief, and attorneys’ fees and costs. On August 11, 2017, the court stayed this action until resolution of the Carpenters derivative action, described above, in the United States District Court for the Southern District of New York.

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Kurt Wilson v. George Paz, et al. Plaintiff alleges that certain current and former officers and directors of the Company breached fiduciary duties, were unjustly enriched, committed abuse of control and gross mismanagement, and that certain defendants engaged in “insider selling.” Plaintiff adopts many of Anthem’s Allegations in support of the claims that the individual defendants breached fiduciary duties of loyalty, good faith, candor, and due care, which caused the Company to issue false and misleading statements regarding the Company’s relationship with Anthem. Plaintiff seeks damages on behalf of the Company from the individual defendants, equitable relief, and attorneys’ fees and costs.

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In re Express Scripts/Anthem ERISA Litigation (consolidating John Doe One and John Doe Two v. Express Scripts, Inc. and Karen Burnett, Brendan Farrell, and Robert Shullich v. Express Scripts, Inc. and Anthem, Inc.). Plaintiffs filed a Second Amended Consolidated Class Action Complaint on behalf of health plan beneficiaries who are enrolled in health care plans that are insured or administered by Anthem. Plaintiffs allege that the Company and Anthem breached fiduciary duties and otherwise violated their legal obligations under ERISA, that the Company engaged in mail fraud, wire fraud and other racketeering activity through its invoicing system with Anthem, that the Company breached its contract with Anthem, that plaintiffs are entitled to equitable relief under theories including unjust enrichment, that the Company violated unfair and deceptive trade practices statutes, that Anthem breached the covenant of good faith and fair dealing implied in health plans, and that ESI violated the anti-discrimination provisions of the Affordable Care Act. Plaintiffs adopt many of Anthem’s Allegations in support of their claim. Plaintiffs seek compensatory damages, declaratory relief, equitable relief and attorneys’ fees and costs. The Company’s motion to dismiss Plaintiffs’ claims has been fully briefed and remains pending with the court.

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Frank Barnett, et al. v. Novo Nordisk, Inc., Eli Lilly and Company, Sanofi-Aventis U.S., LLC, Express Scripts Holding Company, Express Scripts, Inc., CVS Health Corp., and UnitedHealth Group, Inc., OptumRx, Inc. Plaintiffs allege, inter alia, that the defendants entered into “exclusionary” agreements that granted exclusive formulary placement for certain analog insulin products in return for higher rebate payments. The complaint alleges that these agreements had the effect of driving up analog insulin costs for the putative class members and violated Sections 1 and 3 of the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act (“RICO”) and the competition and consumer protection laws of various states, U.S. territories, and the District of Columbia. Plaintiffs seek treble damages, equitable relief and attorneys’ fees and costs.

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Julia Boss, et al. v. CVS Health Corporation, Caremark Rx, LLC, Express Scripts Holding Company, Express Scripts, Inc., UnitedHealth Group, Inc., OptumRx, Inc., Sanofi-Aventis U.S. LLC, Novo Nordisk Inc., and Eli Lilly and Company. Plaintiffs allege similar allegations to those alleged in the Barnett complaint described above. In addition, plaintiffs also allege that defendants violated ERISA. Plaintiffs seek treble damages, equitable relief and attorneys’ fees and costs.

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Scott Christensen, et al. v. Novo Nordisk, Inc., Eli Lilly and Company, Sanofi-Aventis U.S., LLC, Express Scripts Holding Company, Express Scripts, Inc., CVS Health Corp., and UnitedHealth Group, Inc., OptumRx, Inc. Plaintiffs allege similar allegations to those alleged in the Barnett complaint described above. Plaintiffs seek treble damages, equitable relief and attorneys’ fees and costs.

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MSP Recovery Claims, Series, LLC, et al. v. CVS Health Corporation, et al. Plaintiffs allege similar factual allegations to those alleged in the Barnett complaint described above, except that Plaintiffs assert claims only for purported RICO violations, common law fraud and unjust enrichment. Plaintiffs seek treble damages, equitable relief and attorneys’ fees and costs.

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Jeanine Prescott, et al. v. CVS Health Corporation, et al. Plaintiffs allege, inter alia, that the defendants entered into “exclusionary” agreements that granted exclusive formulary placement for certain blood glucose test strips in return for higher rebate payments. The complaint alleges that these agreements had the effect of driving up the costs of such test strips for the putative class members and violated RICO, ERISA and the competition and consumer protection laws of various states. Plaintiffs seek treble damages, equitable relief and attorneys’ fees and costs. On August 2, 2017, certain defendants, including the Company, moved to transfer this action to the United States District Court for the District of New Jersey and that motion remains pending.

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Michael Bewley, et al. v. CVS Health Corporation, et al. Plaintiffs allege, inter alia, that the defendants entered into “exclusionary” agreements that granted exclusive formulary placement for certain glucagon products in return for higher rebate payments. The complaint alleges that these agreements had the effect of driving up the costs of such products for the putative class members and violated Sections 1 and 3 of the Sherman Act, RICO, ERISA and the competition and consumer protection laws of various states, U.S. territories and the District of Columbia. Plaintiffs seek treble damages, equitable relief and attorneys’ fees and costs. On July 27, 2017, defendants moved to transfer this action to the United States District Court for the District of New Jersey and that motion remains pending.

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Elan and Adam Klein, et al. v. Prime Therapeutics, LLC; Express Scripts Holding Co.; Express Scripts, Inc.; Medco Health Solutions, Inc.; CVS Health Corp.; Caremark, L.L.C.; Caremark Rx, L.L.C.; and CaremarkPCS Health, L.L.C.Plaintiffs allege that defendants violated legal obligations under ERISA by negotiating increasingly large rebates from Mylan, which allegedly caused an increase in the price of EpiPen products. Plaintiffs further allege that defendants retained a significant portion of rebates, rather than passing them on to class members (who are participants in, or beneficiaries of, health insurance plans governed by ERISA who purchased EpiPen products). The Company moved to dismiss Plaintiffs’ claims, and Plaintiffs recently responded by filing an amended complaint. The case is subject to a conditional order transferring the proceedings to a Kansas federal court for centralization with a multidistrict litigation, In re: EpiPen (Epinephrine Injection, USP) Marketing, Sales Practices & Antitrust Litigation, MDL No. 2785 (J.P.M.L). The Company has filed a motion to vacate the conditional transfer order.

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Traci Brannon, Lindsey Rizzo, and Jamie Herr v. Express Scripts Holding Company, Express Scripts, Inc., UnitedHealth Group, Inc., OptumRx, Inc., and Prime Therapeutics, LLC. Plaintiffs make similar allegations to those in the Klein complaint described above. The case is subject to a pending request to consolidate the proceedings into a multidistrict litigation also pending in Kansas federal court, In re: EpiPen (Epinephrine Injection, USP) Marketing, Sales Practices & Antitrust Litigation, MDL No. 2785 (J.P.M.L). The Company has opposed consolidation, and have moved to transfer the case to Minnesota.

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City of Rockford v. Mallinckrodt ARD, Inc., f/k/a Questcor Pharmaceuticals, Inc.; Mallinckrodt plc; Express Scripts Holding Company; Express Scripts, Inc.; CuraScript, Inc., d/b/a CuraScript, SD; Accredo Health Group, Inc.; and United BioSource Corporation. Plaintiff filed an amended complaint on behalf of a putative class of third-party payors and their beneficiaries alleging that Mallinckrodt ARD, Inc. and Mallinckrodt plc (for purposes of this Note 10, collectively “Mallinckrodt”), the manufacturer of Acthar, an adrenocorticotropic hormone, unlawfully maintained a monopoly in an alleged market for Acthar drugs by, inter alia, acquiring its only potential competitor and that the Company has aided this scheme by acting as Mallinckrodt’s exclusive agent and/or distributor for Acthar. Plaintiff also alleges that the Company is its pharmacy benefit manager and that the Company has breached contractual obligations to plaintiff by not adequately containing the costs that plaintiff has paid for Acthar. Plaintiff alleges violations of Sections 1 and 2 of the Sherman Act, state antitrust laws and RICO. Plaintiff also brings claims for breach of contract, breach of the implied covenant of good faith and fair dealing, promissory estoppel, unjust enrichment, fraud and conspiracy to defraud. Plaintiff seeks treble damages, equitable relief and attorneys’ fees and costs.

•	We are the subject of various qui tam matters:

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United States ex. rel. Steve Greenfield, et al. v. Medco Health Solutions, Inc., Accredo Health Group, Inc., and Hemophilia Health Services, Inc. The complaint alleges defendants violated the federal False Claims Act, the Anti-Kickback Statute, the Civil Monetary Penalty Statute and various state and local false claims statutes. The court granted the Company’s motion for summary judgment and Greenfield has appealed the decision. Oral arguments were heard September 27, 2017.

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United States of America ex. rel. Shane Lager v. CSL Behring, LLC, CSL Limited, Accredo Health, Inc., and Coram LLC. The complaint alleged the Company violated the federal False Claims Act. The court granted the Company’s motion to dismiss and Lager appealed the decision. On May 5, 2017, the United States Court of Appeals for the Eighth Circuit affirmed the dismissal.

•	We have received and intend to cooperate with various subpoenas or other requests from government agencies seeking information and have included descriptions of certain specific requests below:

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Insulin Pricing Investigation. The Company has received a Civil Investigative Demand from the Office of the Attorney General of Washington in connection with a pending investigation into potential unfair and deceptive acts or practices related to the pricing, reimbursement and rebates for insulin products and possible contracts, combinations or conspiracies in restraint of trade in the setting of prices for insulin products. The Office of the Attorney General of Washington has notified the Company that information provided in response to the Civil Investigative Demand will be shared with the Attorneys General of California, Florida and New Mexico.

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Insulin and Epinephrine Pricing Investigation. The Company has received a Civil Investigative Demand from the Attorney General of Minnesota in connection with a pending investigation into potential unfair and deceptive acts or practices related to the pricing, reimbursement and rebates for insulin products and epinephrine and possible contracts, combinations or conspiracies in restraint of trade in the setting of prices for insulin products and epinephrine.

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Opioid Investigation. The Company received a request for information from the Office of Attorney General of New York regarding steps taken by the Company to fight opioid abuse in connection with a pending investigation into opioid-related deaths, overdoses, and hospitalizations.

While we believe our services and business practices are in substantial compliance with applicable laws, rules and regulations in all material respects, we cannot predict the outcome of these actions at this time. An unfavorable outcome in one or more of these matters could result in the imposition of judgments, monetary fines or penalties or injunctive or administrative remedies. It is not possible to predict with certainty the outcome of these claims, and we can give no assurance that any losses in excess of our insurance and any self-insurance accruals will not be materially adverse to our financial results.

9. Commitments and contingencies

Lease agreements. We have entered into noncancellable agreements to lease certain offices, distribution facilities and operating equipment with terms from one to eleven years. The majority of our lease agreements include renewal options to extend the agreements from one to five years. Rental expense under the office and distribution facilities leases in the years ended December 31, 2016, 2015 and 2014 was $62.9 million, $62.5 million and $59.7 million, respectively. The future minimum lease payments, including interest, due under noncancellable leases as of December 31, 2016 are shown below (in millions):

Year Ended December 31,	Minimum Operating Lease Payments	Minimum Capital Lease Payments
2017	$59.3	$12.1
2018	52.8	12.1
2019	39.7	3.2
2020	33.5	0.1
2021	28.0	—
Thereafter	59.3	—
Total	$272.6	$27.5

Purchase commitments. As of December 31, 2016, we have certain required future purchase commitments for materials, supplies, services and fixed assets related to the normal course of business. We do not expect potential payments under these provisions to materially affect results of operations or financial condition based upon reasonably likely outcomes derived by reference to experience and current business plans. These future purchase commitments as of December 31, 2016 are summarized below (in millions):

Year Ended December 31,	Future Purchase Commitments
2017	$157.1
2018	33.9
2019	12.8
2020	1.5
2021	—
Thereafter	—
Total	$205.3

Other contingencies. For the year ended December 31, 2016, approximately 55% of our pharmaceutical purchases (by dollar value) were through one wholesaler. We believe alternative sources are readily available. Except for customer concentration described in Note 10 - Segment information to our consolidated financial statements, we believe no other concentration risks exist at December 31, 2016.

Legal contingencies. We are subject to various legal proceedings, investigations, government inquiries and claims pending against us or our subsidiaries, including, but not limited to, those relating to regulatory, commercial, employment and employee benefits. We record accruals for certain of our outstanding legal proceedings, investigations and claims when we believe it is probable a liability will be incurred and the amount of loss can be reasonably estimated. On a quarterly basis, we evaluate developments in legal proceedings, investigations and claims that could affect the amount of any accrual, as well as any developments that would make a loss both probable and reasonably estimable.

We record self-insurance accruals based on estimates of the aggregate liability of claim costs (including defense costs) in excess of our insurance coverage. The majority of these claims are legal claims and our liability estimate is primarily related to the cost to defend these claims. We do not accrue for settlements, judgments, monetary fines or penalties until such amounts are probable and estimable. If the range of possible loss is broad, and no amount within the range is more likely than any other, the liability accrual is based on the low end of the range.

When a loss contingency is not believed to be both probable and estimable, we do not establish an accrued liability. However, if the loss (or an additional loss in excess of the accrual) is believed to be at least a reasonable possibility and material, then we disclose an estimate of the possible loss or range of loss, if such estimate can be made, or disclose an estimate cannot be made.

The legal proceedings, investigations, government inquires and claims pending against us or our subsidiaries include multi-district litigation, class action lawsuits, antitrust allegations, qui tam lawsuits (“whistleblower” actions) and various governmental inquiries and informational subpoenas.

The assessment of whether a loss is probable and reasonably estimable involves a series of complex judgments about future events. We are often unable to estimate a range of loss due to significant uncertainties, particularly where (i) the damages sought are unspecified or indeterminate; (ii) the proceedings are in the early stages; (iii) the matters involve novel or unsettled legal theories or a large number of parties; (iv) class action status may be sought and certified; (v) it is questionable whether asserted claims or allegations will survive dispositive motion practice; (vi) the impact of discovery on the legal process is unknown; (vii) the settlement posture of the parties is not determined and/or (viii) in the case of certain government agency investigations, whether a sealed qui tam lawsuit has been filed and whether the government agency makes a decision to intervene in the lawsuit following investigation. Accordingly, for many proceedings, we are currently unable to estimate the loss or a range of possible loss.

For a limited number of proceedings, we may be able to reasonably estimate the possible range of loss in excess of any accruals. However, we believe such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on our cash flow or financial condition. We also believe any amount that could be reasonably estimated in excess of accruals, if any, for such proceedings is not material. However, an unexpected adverse resolution of one or more of such matters could have a material adverse effect on our results of operations in a particular quarter or fiscal year.

Subsequent to the acquisition of Medco, we have experienced an increase in the number of inquiries, subpoenas and qui tam lawsuits and in the volume of information requested related thereto. Certain data requests have included several years of information from legacy acquired systems that in some cases may not be readily available. The process of locating the data requested is time consuming and labor intensive, but is required to be responsive and cooperate with the various inquiries.

We cannot predict the timing or outcome of the matters described below:

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Jerry Beeman, et al. v. Caremark, et al. Plaintiffs allege that ESI and the other defendants failed to comply with statutory obligations to provide California clients with the results of a bi-annual survey of retail drug prices. On November 14, 2016, the district court denied plaintiffs’ motion for class certification, holding that the proposed class representatives and counsel were inadequate to represent a class.

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Brady Enterprises, Inc., et al. v. Medco Health Solutions, Inc., and North Jackson Pharmacy, Inc., et al. v. Express Scripts, Inc., et al. Plaintiffs assert claims for violation of the Sherman Antitrust Act. Currently, ESI’s motion to decertify the class in the Brady Enterprises case is pending. On January 18, 2017, the court entered an order denying class certification in the Brady case and decertifying the class against ESI and Medco in the North Jackson case. On January 30, 2017, the Brady plaintiffs filed a motion requesting reconsideration of the court’s denial of class certification. The Company filed a memorandum of law in opposition of the Brady plaintiffs’ motion for reconsideration on February 13, 2017.

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Anthem, Inc. v. Express Scripts, Inc. Anthem, Inc. (for purposes of this Note 9, “Anthem”) filed this lawsuit alleging various breach of contract claims against Express Scripts, Inc. (for purposes of this Note 9, “ESI”) relating to the parties’ rights and obligations under the periodic pricing review section of the pharmacy benefit management agreement between the parties, including allegations that ESI failed to negotiate new pricing concessions in good faith, as well as various alleged service issues (for purposes of this Note 9, “Anthem’s Allegations”). Anthem requests the court enter declaratory judgment that ESI is required to provide Anthem competitive benchmark pricing, that Anthem can terminate the agreement, and that ESI is required to provide Anthem with post-termination services at competitive benchmark pricing for one year following any termination by Anthem. Anthem claims it is entitled to $13,000.0 million in additional pricing concessions over the remaining term of the agreement as well as $1,800.0 million for one year following any contract termination by Anthem, and $150.0 million in damages for service issues. On April 19, 2016, in response to Anthem’s complaint, ESI filed its answer denying Anthem’s Allegations in their entirety and asserting affirmative defenses and counterclaims against Anthem. Anthem filed a motion to dismiss two counts of ESI’s amended counterclaims on July 8, 2016, and the Company filed a brief in opposition on August 5, 2016, which has been fully briefed.

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Melbourne Municipal Firefighters’ Pension Trust Fund v. Express Scripts Holding Company, et al. Plaintiff filed this putative securities class action complaint on behalf of all persons or entities that purchased or otherwise acquired the Company’s publicly traded common stock between February 24, 2015 and March 21, 2016 and alleges the Company and named individuals violated Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 by carrying out a scheme to defraud the investing public. Plaintiff seeks compensatory damages in favor of Plaintiff and other class members, attorneys’ fees and costs, and equitable relief. Plaintiffs adopt many of Anthem’s Allegations in support of their claim. On July 27, 2016, the court appointed a lead plaintiff. On August 15, 2016, the Company filed a motion to transfer venue to the Circuit Court of St. Louis County, Missouri, which was fully briefed as of September 8, 2016. On October 14, 2016, the lead plaintiff filed an amended class action complaint. The Company filed a motion to dismiss the amended class action complaint on December 7, 2016, on the grounds that Plaintiffs fail to allege scienter and fail to allege any actionable misstatements or omissions and Plaintiffs filed a reply in opposition on February 7, 2017. On January 17, 2017, the Company filed a motion before the Judicial Panel on Multidistrict Litigation to transfer this case, along with the Anthem-related Shareholder Derivative Litigation and Anthem-related ERISA litigation discussed below to the United States District Court for the Eastern District of Missouri for consolidated or coordinated proceedings.

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Abraham Neufeld, derivatively on behalf of nominal defendant Express Scripts Holding Company v. George Paz, et al.; Robert Jessup, derivatively on behalf of Express Scripts Holding Company v. Timothy Wentworth, et al.; and Richard Weisglas, derivatively on behalf of Express Scripts Holding Company v. Express Scripts Holding Company, George Paz, et al. These cases were consolidated on December 21, 2016, and Plaintiffs have not yet filed a consolidated complaint or designated an operative complaint. Plaintiffs filed these stockholder derivative lawsuits alleging certain current and former officers and directors of the Company breached fiduciary duties and were unjustly enriched. Plaintiffs adopt many of Anthem’s Allegations in support of their claims that the individual defendants breached fiduciary duties of loyalty, good faith, candor, and due care, which caused the Company to issue false and misleading statements regarding the Company’s relationship with Anthem. Plaintiffs seek damages on behalf of the Company from the individual defendants, equitable relief, and attorneys’ fees and costs.

•
M. Scott Brewer, et al., in their capacities as Trustees for the Carpenters Pension Fund of West Virginia, derivatively on behalf of Express Scripts Holding Company v. Maura C. Breen, et al. Plaintiffs filed this stockholder derivative lawsuit alleging certain current and former officers and directors of the Company breached fiduciary duties and were unjustly enriched and also asserting a claim for corporate waste. Plaintiffs adopt many of Anthem’s Allegations in support of their claim. Plaintiff seeks damages on behalf of the Company from the individual defendants, an accounting by the individual defendants for all damages, profits, special benefits and unjust enrichment and imposition of a constructive trust, judgment directing the Company to take all necessary actions to reform and improve its corporate governance and internal control procedures, punitive damages, and an award of attorneys’ fees and costs.

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Randy Green v. George Paz, et al. Plaintiff alleges certain current and former officers and directors of the Company breached fiduciary duties and were unjustly enriched. Plaintiff adopts many of Anthem’s Allegations in support of his claims that individual defendants breached fiduciary duties of loyalty, good faith, fair dealing, and candor, which caused the Company to issue false and misleading statements regarding the Company’s relationship with Anthem and for contribution to and indemnification of the Company in connection with all claims that have been, are, or may in the future be asserted against the Company because of the individual defendants’ wrongdoing.

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In re Express Scripts/Anthem ERISA Litigation (consolidating John Doe One and John Doe Two v. Express Scripts, Inc. and Karen Burnett, Brendan Farrell, and Robert Shullich v. Express Scripts, Inc. and Anthem, Inc.). Plaintiffs filed a First Amended Consolidated Class Action Complaint on behalf of health plan beneficiaries who are enrolled in health care plans that are insured or administered by Anthem. Plaintiffs allege that the Company and Anthem breached fiduciary duties and otherwise violated their legal obligations under ERISA, that ESI engaged in mail fraud, wire fraud and other racketeering activity through its invoicing system with Anthem, that ESI breached its contract with Anthem, that plaintiffs are entitled to equitable relief under theories including unjust enrichment, that ESI violated unfair and deceptive trade practices statutes, that Anthem breached the covenant of good faith and fair dealing implied in health plans, and that ESI violated the anti-discrimination provisions of the Affordable Care Act. Plaintiffs adopt many of Anthem’s Allegations in support of their claim. Plaintiffs seek compensatory damages, declaratory relief, equitable relief and attorneys’ fees and costs. On November 30, 2016, ESI filed a motion to dismiss Plaintiffs’ First Amended Consolidated Class Action Complaint, and Anthem filed its motion to dismiss same on December 1, 2016.

•	We are the subject of various qui tam matters:

•
United States ex. rel. Steve Greenfield, et al. v. Medco Health Solutions, Inc., Accredo Health Group, Inc., and Hemophilia Health Services, Inc. The complaint alleges defendants violated the federal False Claims Act, the Anti-Kickback Statute, the Civil Monetary Penalty Statute and various state and local false claims statutes. Greenfield filed an amended complaint in October 2014, and the Company filed an answer and affirmative defenses in November 2014. On May 6, 2016, the parties cross-filed motions for summary judgment and on December 22, 2016, the district court entered an order granting the Company’s motion for summary judgment and denying plaintiff’s motion for summary judgment. On January 17, 2017, Greenfield filed a notice of appeal.

•
United States of America ex. rel. Shane Lager v. CSL Behring, LLC, CSL Limited, Accredo Health, Inc., and Coram LLC. The complaint, received on June 23, 2015, alleges Accredo violated the federal False Claims Act. On January 20, 2016, the Court granted the Company’s motion to dismiss, as well as motions filed by the other defendants, and the case was dismissed with prejudice.  Lager appealed the district court’s ruling to the United States Court of Appeals for the Eighth Circuit, which was fully briefed in June 2016. Oral argument was heard on December 15, 2016, and we await the court’s ruling.

•	We have received and intend to cooperate with various subpoenas from government agencies requesting information.

While we believe our services and business practices are in substantial compliance with applicable laws, rules and regulations in all material respects, we cannot predict the outcome of these actions at this time. An unfavorable outcome in one or more of these matters could result in the imposition of judgments, monetary fines or penalties or injunctive or administrative remedies.